DERIVATIVES AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

	December 31,	June 30,
	2015	2016
	Audited	Unaudited
Derivative assets:
SWAP - convertible debts	$366	$750
Option contracts	242	106
Other	-	19

Total assets	$608	$875

Derivative liabilities:
Option contracts	$214	$49

Total liabilities	$214	$49

Schedule of Increase in Unrealized Gains (Losses)
	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

Option contracts	$150	$131
Forward contracts	285	-

Total unrealized gain	$435	$131

Schedule of Net (Gains) Losses Reclassified
	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

Option contracts	$(20)	$(16)
Forward contracts	(18)	(86)

Total realized loss	$(38)	$(102)